TRADE AND NOTES RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade receivables		¥ 4,311,997	¥ 4,186,536
Notes receivable		3,714,212	3,163,027
Total trade and notes receivables	$ 1,233,606	8,026,209	7,349,563
USD
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables		1,094,000	458,000
EUR
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables			5,000
Gross
TRADE AND NOTES RECEIVABLES
Trade receivables		4,794,017	4,649,107
Total trade and notes receivables		8,508,229	7,812,134
Provision for impairment
TRADE AND NOTES RECEIVABLES
Trade receivables		(482,020)	(462,571)
Total trade and notes receivables		¥ (482,020)	¥ (462,571)